BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Details) € in Millions, ₩ in Billions	1 Months Ended			12 Months Ended
	Jul. 31, 2020 EUR (€)	Jul. 31, 2020 USD ($)	Mar. 31, 2013 KRW (₩) loan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Mar. 31, 2013 USD ($)
BORROWINGS [Line Items]
Short-term borrowings					$ 7,173,571				$ 31,980,868
Weighted average interest rate (as a percent)					5.52%		4.44%	4.44%	4.44%
Proceeds from bonds	€ 10.6	$ 13,100,000		$ 8,427,712	$ 12,913,675	$ 0
Bond payable					2,503,621			€ 7.4	$ 9,000,000
Interest expense
Interest Costs Incurred				6,464,266	12,329,336	11,578,848
Interest Paid, Capitalized				258,190	3,169,518	$ 2,874,944
Sale Leaseback Transaction, Net Book Value					4,008,534				0
Cash consideration received in sale of self-built solar projects				$ 0	2,793,810
Sale Leaseback Transaction, Lease Terms				5 to 10 years
Solar Project, Useful Life				25 years
Failed Sale Leaseback Transaction, Amount Due under Financing Arrangement, Noncurrent					30,036,724				$ 27,771,450
Interest Expense, Debt				$ 3,296,613	$ 4,415,569
Financings With Failed Sale Lease Back Transactions [Member]
BORROWINGS [Line Items]
Weighted average interest rate					7.13%		7.15%	7.15%	7.15%
Interest expense
Failed Sale Leaseback Transaction, Amount Due under Financing Arrangement, Current					$ 5,512,507				$ 4,436,040
Term loan
BORROWINGS [Line Items]
Number of term loans | loan			2
Borrowings term (in years)			4 years
Term loan amount			₩ 35.7							$ 30,900,000
Short-term borrowings							₩ 28.5		$ 26,200,000
Weighted average interest rate (as a percent)					4.57%	5.86%	4.57%	4.57%	4.57%
Bond payable
BORROWINGS [Line Items]
Weighted average interest rate							5.00%	5.00%	5.00%
Secured debt [Member]
BORROWINGS [Line Items]
Short-term borrowings					$ 7,173,571				$ 31,980,868
Bond payable					2,503,621				$ 9,034,691
Secured borrowings					31,950,441
Long-term Debt, Current Maturities					$ 28,583,380